Reverse Merger	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Reverse Merger [Abstract]
Reverse Merger

2. Reverse Merger

Parent and Arabella LLC (the wholly owned subsidiary) entered into a reverse merger on December 24, 2013 where the Parent issued 3,125,00 ordinary shares to the holders of all of the issued and outstanding interests of Arabella LLC immediately prior to the time of the Acquisition in exchange for 100% of the units of Arabella LLC. With that exchange, the Company’s Chief Executive Officer Jason Hoisager owns the majority of the Company’s ordinary shares. In connection with the reverse merger, 1,705,002 of additional ordinary shares (“earnout shares”) will be awarded to certain individuals associated with Arabella LLC over the following three years if and when the Company achieves its earnout goals.

The merger was accounted for as a “reverse merger” and a recapitalization since the shareholders of Arabella LLC (i) owned a majority of the outstanding ordinary shares of the Company immediately following the completion of the transaction, and (ii) have the significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and Arabella LLC’s senior management dominates the management of the combined entity in following the completion of the transaction in accordance with the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB-ASC”) topic 805 Business Combinations. Accordingly, Arabella LLC is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Arabella LLC. Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of Arabella LLC and are recorded at the historical cost basis of Arabella LLC. Parent’s assets, liabilities and results of operations were consolidated with the assets, liabilities and results of operations of Arabella LLC after the merger.

3. Reverse Merger

Parent and Arabella LLC (the wholly owned subsidiary) entered into a reverse merger on December 24, 2013 where the Parent issued 3,125,00 ordinary shares to the holders of all of the issued and outstanding interests of Arabella LLC immediately prior to the time of the Acquisition in exchange for 100% of the units of Arabella LLC. With that exchange, Mr. Hoisager owns the majority of the Company’s ordinary shares.

In connection with the reverse merger, 1,705,002 of additional ordinary shares (“earnout shares”) will be awarded to individuals associated with Arabella LLC over the following three years, if and when the Company achieves the following goals:

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2014 shall have increased 100% from the proved reserves as of the closing date of the reverse merger if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $22 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $12.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set (as specified in the agreement and plan of merger).

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2015 shall have increased 66% from the proved reserves as of December 31, 2014 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $18 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $6.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.

●	One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2016 shall have increased 33% from the proved reserves as of December 31, 2015 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $14 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $5.00 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.

The merger will be accounted for as a “reverse merger” and recapitalization since the shareholders of Arabella LLC (i) owned a majority of the outstanding ordinary shares of the Company immediately following the completion of the transaction, and (ii) have the significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and Arabella LLC’s senior management dominates the management of the combined entity ifollowing the completion of the transaction in accordance with the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB-ASC”) topic 805 Business Combinations. Accordingly, Arabella LLC will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Arabella LLC. Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of Arabella LLC and are recorded at the historical cost basis of Arabella LLC. Parent’s assets, liabilities and results of operations were consolidated with the assets, liabilities and results of operations of Arabella LLC after consummation of the acquisition.